Schedule of Roll Forward of Real Estate Investment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Real Estate [Abstract]
Beginning balance	$ 660	$ 1,651
Deposits from real estate investments		(1,570)
Gain on sale of real estate investments	10
Proceeds from the sale of real estate investments	(2,131)	(1,647)
Additions for construction, land and development	1,896	2,226
Ending balance	$ 435	$ 660